INCOME TAXES	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
INCOME TAXES [Text Block]

24. INCOME TAXES

The following is a reconciliation of income taxes calculated at the combined Canadian federal and provincial statutory tax rate to the income tax expense for the year ended December 31, 2023 and 2022:

	Year Ended December 31,
	2023	2022
Loss before tax	($195,915)	($61,404)
Combined statutory tax rate	27%	27%
Income tax recovery computed at statutory tax rate	(52,897)	(16,579)
Reconciling items:
Effect of different foreign statutory tax rates on earnings of subsidiaries	6,152	1,052
Impact of foreign exchange on deferred income tax assets and liabilities	(60,889)	(20,238)
Change in unrecognized deferred income tax asset	44,230	2,097
7.5% mining royalty in Mexico and Nevada net proceeds tax	2,100	11,345
Other non-deductible expenses	13,994	16,941
Impact of inflationary adjustments	(12,714)	(18,015)
Change in tax provision estimates	448	(2,127)
Value of losses forgone due to tax settlement	-	55,657
Tax settlement	-	24,033
Other	(1,227)	(1,294)
Income tax (recovery) expense	($60,803)	$52,872

Statements of Earnings Presentation
Current income tax expense	$14,005	$56,250
Deferred income tax recovery	(74,808)	(3,378)
Income tax (recovery) expense	($60,803)	$52,872
Effective tax rate	31%	(86%)

The Company's statutory tax rate increased effective January 1, 2018 to 27.00%.

For the year ended December 31, 2023, the effective income tax rate on income from operations was 31% (2022 - (86%)). The significant items impacting the effective income tax rate on losses from operations include the tax impact of the deferred tax assets not recognized, foreign exchange effects, Mexico specific mining tax, and the impact of divestiture, restructurings and withholding taxes. The tax provision on earnings is computed after taking account of intercompany transactions such as interest on loans, sales, and other charges and credits among subsidiaries resulting from their capital structure as well as from the various jurisdictions in which operations and assets are owned. For these reasons, the effective tax rate differs from the combined corporate statutory rate in Canada. The Company's effective tax rate and its cash tax cost depend on the laws of numerous countries and the provisions of multiple income tax conventions between various countries in which the Company operates.

As at December 31, 2023 and 2022, the Company has the following income tax payable balances:

	Year Ended December 31,
	2023	2022
Current income tax payable	$5,222	$18,240
Non-current income tax payable	23,612	20,605
	$28,834	$38,845

During the years ended December 31, 2023 and 2022, the movement in deferred tax assets and deferred tax liabilities is shown as follows:

Deferred tax assets	Losses	Provisions	Deferred tax asset not recognized	Other	Total
At December 31, 2021	$187,270	$41,743	($101,607)	$16,769	$144,175
(Expense) benefit to statement of earnings	(5,451)	3,217	(5,449)	1,082	(6,601)
Charge to equity	-	-	-	(1,458)	(1,458)
Re-class to liabilities held for sale	(34,189)	(2,283)	36,340	(399)	(531)
At December 31, 2022	$147,630	$42,677	($70,716)	$15,994	$135,585
(Expense) benefit to statement of earnings	54,978	(784)	(59,897)	5,824	121
Translation and other	-	314	-	-	314
At December 31, 2023	$202,608	$42,207	($130,613)	$21,818	$136,020

Deferred tax liabilities	Property, plant and equipment and mining interests	Effect of Mexican tax deconsolidation	Other	Total
At December 31, 2021	$192,648	$606	$27,500	$220,754
Benefit to statement of earnings	(4,884)	-	(5,095)	(9,979)
Reclassed to current income taxes payable	-	(606)	-	(606)
Translation and other	-	-	(393)	(393)
Re-class to liabilities held-for-sale	(8,773)	-	(12)	(8,785)
At December 31, 2022	$178,991	$-	$22,000	$200,991
Benefit to statement of earnings	(49,050)	-	(25,637)	(74,687)
At December 31, 2023	$129,941	$-	($3,637)	$126,304

Statements of Financial Position Presentation
Deferred tax assets				$57,062
Deferred tax liabilities				122,468
At December 31, 2022				$65,406
Deferred tax assets				$88,732
Deferred tax liabilities				79,017
At December 31, 2023				($9,715)

At December 31, 2023, the Company recognized $88.7 million (2022 - $57.1 million) of net deferred tax assets in entities that have had a loss for tax purposes in either 2023 or 2022, or both. In evaluating whether it is probable that sufficient taxable income will be generated to realize the benefit of these deferred tax assets, the Company considered all available evidence, including approved budgets, forecasts and business plans and, in certain cases, tax planning opportunities.

The aggregate amount of taxable temporary differences associated with investments in subsidiaries for which deferred taxes have not been recognized, as at December 31, 2023 was $263.9 million (2022 - $187.2 million).

Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized are attributable to the following:

	Year Ended December 31,
	2023	2022
Non-capital losses	$347,291	$277,067
Capital losses	33,005	26,592
Accrued expenses	628	888
Mineral properties, plant and equipment	46,188	45,264
Other	53,592	30,769
	$480,704	$380,580

As at December 31, 2023 and 2022, the Company has available Canadian, US and Mexican non-capital tax losses, which if not utilized will expire as follows:

Year of expiry	Canadian non-capital losses	US non-capital losses	Mexican non-capital losses	December 31, 2023	December 31, 2022
2023	$-	$-	$-	$-	2,298
2024	-	-	33,213	33,213	31,322
2025	-	-	21,168	21,168	21,785
2026	-	-	3,211	3,211	4,158
2027	-	-	8,587	8,587	12,739
2028	-	-	48,690	48,690	49,174
2029	-	-	89,522	89,522	82,358
2030	-	-	55,906	55,906	74,040
2031	-	-	62,244	62,244	73,648
2032	-	-	8,904	8,904	80,114
2033 and after	42,579	26,492	63,014	132,085	34,288
No expiry	-	261,576	-	261,576	161,662
Total	$42,579	$288,068	$394,459	$725,106	$627,586
Unrecognized losses	$42,579	$26,492	$106,634	$175,705	$277,067